Unaudited Condnesed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 23,954,998	$ 23,503,910
Cost of revenues		(23,474,605)	(22,302,522)
Gross profit		480,393	1,201,388
Operating expenses:
Selling		30,273	20,564
General and administrative		509,915	331,610
Research and development		67,556	30,842
Total operating expenses		607,744	383,016
(Loss) income from operations		(127,351)	818,372
Other income (loss):
Financial income		133,652
Financial expense			(16,789)
Other expense		(4,224)	(1,355)
Total other income (loss), net		129,428	(18,144)
Income before income taxes		2,077	800,228
Income tax expense		(234,610)	(40,030)
Net (loss) income		(232,533)	760,198
Comprehensive income
Foreign currency translation loss		(46,620)	(604,934)
Total Comprehensive loss (income)		$ (279,153)	$ 155,264
Earnings per ordinary share*
Basic (in Dollars per share)	[1]	$ (0.13)	$ 0.64
Diluted (in Dollars per share)	[1]	$ (0.13)	$ 0.64
Weighted average number of ordinary shares outstanding
Basic (in Shares)		1,814,800	1,179,200
Diluted (in Shares)		1,814,800	1,179,200

[1]	On August 5, 2022, the Company issued 1,000,000 ordinary shares in connection with the Reorganization (Note 1). On November 25, 2022, the Company newly issued 179,200 Class A Ordinary Shares to the investor, with the par value credited to ordinary shares. All references to numbers of ordinary shares and per-share data in the accompanying condensed unaudited consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis.